Investment in joint ventures accounted for under the equity method: (Details 2) - MXN ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total revenue		$ 12,589,818	$ 9,753,491	$ 8,994,597
Operating costs and expenses		231,834	45,469	109,963
Comprehensive financing loss - Net		618,831	126,186	97,017
Deferred income taxes		(932)	(932)	(5,259)
Net income for the period		6,750,165	3,629,262	2,913,735
Effect for foreign currency conversion		315,021
Comprehensive income		$ 6,169,315	4,028,903	3,186,955
Aerostar Airport Holdings, LLC [member]
Total revenue	$ 1,170,888		2,526,371	2,049,611
Operating costs and expenses	(694,435)		(1,650,890)	(1,456,915)
Comprehensive financing loss - Net	(229,789)		(535,053)	(444,726)
Deferred income taxes	(21,974)		(51,931)	(46,124)
Net income for the period	224,690		288,497	101,846
Effect for foreign currency conversion	(475,233)		800,692	545,514
Comprehensive income	$ (250,543)		$ 1,089,189	$ 647,360